TRADE AND OTHER RECEIVABLES	12 Months Ended
Jun. 30, 2026
Trade and other receivables [abstract]
TRADE AND OTHER RECEIVABLES	TRADE AND OTHER RECEIVABLES

ACCOUNTING POLICIES
Recognition and measurement
Trade and other receivables, excluding Value Added Tax (“VAT”) and prepayments, are non-derivative financial assets categorised as financial assets at amortised cost.
These assets are initially measured at fair value plus directly attributable transaction costs. Subsequent to initial recognition, they are measured at amortised cost using the effective interest method less any expected credit losses using the Group’s business model for managing its financial assets.
The Group derecognises a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred, or it neither transfers nor retains substantially all of the risks and rewards of ownership and does not retain control over the transferred asset. Any interest in such derecognised financial assets that is created or retained by the Group is recognised as a separate asset or liability.

Impairment
The Group recognises loss allowances for trade and other receivables at an amount equal to expected credit losses
(“ECLs”). The Group uses the simplified ECL approach. When determining whether the credit risk of a financial asset has increased since initial recognition and when estimating ECLs, the Group considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes both quantitative and qualitative information and analysis, based on informed credit assessments and including forward-looking information. The maximum period considered when estimating ECLs is the maximum contractual period over which the Group is exposed to credit risk.
ECLs are a probability weighted estimate of credit losses. Credit losses are measured as the present value of all cash shortfalls (i.e. the difference between the cash flows due to the entity in accordance with the contract and the cash flows that the Group expects to receive). The Group assesses whether the financial asset is credit impaired at each reporting date. A financial asset is credit impaired when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred, including but not limited to financial difficulty or default of payment. The
Group will write off a financial asset when there is no reasonable expectation of recovering it after considering whether all means to recover the asset have been exhausted, or the counterparty has been liquidated and the Group has assessed that no recovery is possible.
Any impairment losses are recognised in the statement of profit or loss.
Trade receivables relate to gold sold to the bullion banks. Settlement is usually received on the gold sold date.

Amounts in R million	2026	2025

Value Added Tax	164.3	93.9
Other receivables[1]	184.3	52.4
Prepayments[2]	114.6	188.3
Allowance for impairment	(5.2)	(5.0)
	458.0	329.6
[1]Other receivables includes interest receivable of R 6.1 million (2025: R7.6 million) and Kloof 2 Rehabilitation funds receivable from Sibanye-
Stillwater of R117.4 million (See note 10).
[2]Prepayments includes prepayments made towards capital projects of R11.5 million mainly relating to the RTSF and other asset acquisitions
(2025: R53.0 million mainly RTSF project and other asset acquisitions).
CREDIT RISK
The Group is exposed to credit risk on the total carrying value of its trade receivables and other receivables excluding Value
Added Tax and prepayments.
The Group manages its exposure to credit risk on trade receivables by selling gold on a cash on delivery basis. The Group manages its exposure to credit risk on other receivables by establishing a maximum payment period of 30 days, and ensuring that counterparties are of good credit standing and transacting on a secured or cash basis where considered necessary. The majority of other receivables, comprises of balances with counterparties who have been transacting with the Group for over
5 years and in some of these cases, the counterparties are also suppliers of the Group. Receivables are regularly monitored and assessed for recoverability.
14TRADE AND OTHER RECEIVABLES continued
The balances of counterparties who have been assessed as being credit impaired at reporting date are as follows:

	2026			2025
Amounts in R million	Non-credit impaired	Credit impaired	Total	Non-credit impaired	Credit impaired	Total

Other receivables	179.1	5.2	184.3	47.4	5.0	52.4
Loss allowance	—	(5.2)	(5.2)	—	(5.0)	(5.0)
Movement in the allowance for impairment in respect of trade and other receivables during the year was as follows:

Amounts in R million	2026	2025

Balance at the beginning of the year	(5.0)	(5.6)
Credit loss allowance/impairments (recognised)/reversed included in operating costs	(0.2)	0.6
Balance at the end of the year	(5.2)	(5.0)
MARKET RISK
Interest rate risk
Trade and other receivables do not earn interest and are therefore not subject to interest rate risk.
Foreign currency risk
Gold is sold at spot rates and is denominated in US Dollars. Gold sales are therefore exposed to fluctuations in the US Dollar/
South African Rand exchange rate. All foreign currency transactions entered into during the year ended 30 June 2026 were at spot rates and no foreign exchange rate hedges are entered into. The US Dollars to be received from bullion sales are sold on the same date as the respective bullion sale to settle in South African Rand to the Group. As a result, trade receivables are not exposed to fluctuations in the US Dollar/South African Rand exchange rate.
FAIR VALUE OF FINANCIAL INSTRUMENTS
The fair value of trade and other receivables approximate their carrying value due to their short term maturities.